Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000254615
Shareholder Report [Line Items]
Fund Name	Bain Capital Equity Opportunities Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bain Capital Equity Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.baincapitalequityopportunitiesfund.com/. You can also request this information by contacting us at 877-322-0576.
Additional Information Phone Number	877-322-0576
Additional Information Website	https://www.baincapitalequityopportunitiesfund.com/
Expenses [Text Block]

*Annualized

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$71	1.35%Footnote Reference*

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

*Annualized

The Fund returned +8.5% net for the six-month period ending June 30, 2025, outperforming global equity markets amid a tumultuous geopolitical environment.   Comparatively, the S&P 500 Index and the MSCI World Index were up 6.2% and 9.5%, respectively. The Industrial sector portfolio was the largest return driver, led by exposure to commercial aerospace, global logistics and electrical component businesses.   We continue to see an attractive long-cycle opportunity within commercial aerospace among the engine and parts manufacturers and the original equipment manufacturers (OEM) – who continue to maintain 10-year order backlogs on strong airframe demand.  The Fund’s exposure to the TMT sector was also accretive, driven by positions in a global racing league and several enterprise software businesses we believe are well-positioned within the artificial intelligence ecosystem.  Additionally, the Fund benefited from participating in the IPO of a prominent stablecoin payments business and we are enthusiastic that the IPO market continues to accelerate. The Fund’s exposure to Financials was additive to performance with a core position in a major brokerage platform driving gains.  Broadly speaking within financials, we believe the path for U.S. interest rates is likely downward while the yield curve remains steep, providing a beneficial environment for certain aspects of the financial service ecosystem.  Lastly, consumer exposure lagged and the space overall has been challenging with the sector index significantly underperforming the broad market.   We believe today’s complex world requires both flexibility and a global capability.  Our emphasis continues to focus on durability and predictability of earnings, which currently includes the following opportunities:

• Commercial aerospace – the Fund’s largest thematic opportunity and exposure

• Technology related opportunities in enterprise software and AI beneficiaries

• Global financial service – including exchanges, asset management platforms and select banking institutions

• Media franchise value opportunities (sport and entertainment)

• Consumer compounders – including consumer healthcare, food distribution, used auto parts supply

The portfolio ended June with 29 positions.  The largest ten positions represent ~51% of capital.   The median market capitalization of the portfolio is $56.7 billion and ~53% of the Fund’s assets are not represented in the S&P 500 index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bain Capital Equity Opportunities Fund	MSCI World Index	S&P 500® Index
Oct-2024	$10,000	$10,000	$10,000
Jun-2025	$10,710	$10,944	$10,754

Average Annual Return [Table Text Block]
	6 Months	Since Inception (October 28, 2024)
Bain Capital Equity Opportunities Fund	8.51%	7.10%
MSCI World Index	9.47%	9.44%
S&P 500® Index	6.20%	7.54%

Performance Inception Date	Oct. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,109,863
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	253.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$21,109,863 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$0 Portfolio Turnover253%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Consumer Staples	9.1%
Consumer Discretionary	9.4%
Communications	10.1%
Industrials	22.2%
Technology	23.8%
Financials	24.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	8.3%
Microsoft Corporation	6.9%
Liberty Media Corp-Liberty Formula One	5.4%
Meta Platforms, Inc. - Class A	4.7%
KKR & Company, Inc.	4.4%
Crane Company	4.3%
Performance Food Group Company	3.8%
DSV A/S	3.7%
Amazon.com, Inc.	3.4%
Nasdaq, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000254614
Shareholder Report [Line Items]
Fund Name	Bain Capital Equity Opportunities Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bain Capital Equity Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.baincapitalequityopportunitiesfund.com/. You can also request this information by contacting us at 877-322-0576.
Additional Information Phone Number	877-322-0576
Additional Information Website	https://www.baincapitalequityopportunitiesfund.com/
Expenses [Text Block]

*Annualized

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$83	1.60%Footnote Reference*

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

*Annualized

The Fund returned +8.5% net for the six-month period ending June 30, 2025, outperforming global equity markets amid a tumultuous geopolitical environment.   Comparatively, the S&P 500 Index and the MSCI World Index were up 6.2% and 9.5%, respectively. The Industrial sector portfolio was the largest return driver, led by exposure to commercial aerospace, global logistics and electrical component businesses.   We continue to see an attractive long-cycle opportunity within commercial aerospace among the engine and parts manufacturers and the original equipment manufacturers (OEM) – who continue to maintain 10-year order backlogs on strong airframe demand.  The Fund’s exposure to the TMT sector was also accretive, driven by positions in a global racing league and several enterprise software businesses we believe are well-positioned within the artificial intelligence ecosystem.  Additionally, the Fund benefited from participating in the IPO of a prominent stablecoin payments business and we are enthusiastic that the IPO market continues to accelerate. The Fund’s exposure to Financials was additive to performance with a core position in a major brokerage platform driving gains.  Broadly speaking within financials, we believe the path for U.S. interest rates is likely downward while the yield curve remains steep, providing a beneficial environment for certain aspects of the financial service ecosystem.  Lastly, consumer exposure lagged and the space overall has been challenging with the sector index significantly underperforming the broad market.   We believe today’s complex world requires both flexibility and a global capability.  Our emphasis continues to focus on durability and predictability of earnings, which currently includes the following opportunities:

• Commercial aerospace – the Fund’s largest thematic opportunity and exposure

• Technology related opportunities in enterprise software and AI beneficiaries

• Global financial service – including exchanges, asset management platforms and select banking institutions

• Media franchise value opportunities (sport and entertainment)

• Consumer compounders – including consumer healthcare, food distribution, used auto parts supply

The portfolio ended June with 29 positions.  The largest ten positions represent ~51% of capital.   The median market capitalization of the portfolio is $56.7 billion and ~53% of the Fund’s assets are not represented in the S&P 500 index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bain Capital Equity Opportunities Fund	MSCI World Index	S&P 500® Index
Oct-2024	$10,000	$10,000	$10,000
Jun-2025	$10,710	$10,944	$10,754

Average Annual Return [Table Text Block]
	6 Months	Since Inception (October 28, 2024)
Bain Capital Equity Opportunities Fund	8.51%	7.10%
MSCI World Index	9.47%	9.44%
S&P 500® Index	6.20%	7.54%

Performance Inception Date	Oct. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,109,863
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	253.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$21,109,863 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$0 Portfolio Turnover253%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Consumer Staples	9.1%
Consumer Discretionary	9.4%
Communications	10.1%
Industrials	22.2%
Technology	23.8%
Financials	24.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	8.3%
Microsoft Corporation	6.9%
Liberty Media Corp-Liberty Formula One	5.4%
Meta Platforms, Inc. - Class A	4.7%
KKR & Company, Inc.	4.4%
Crane Company	4.3%
Performance Food Group Company	3.8%
DSV A/S	3.7%
Amazon.com, Inc.	3.4%
Nasdaq, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.